[illegible]
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTAVYS

1-11692

NYSE

05004004

February 15, 2005

RECD S.E.C.
FEB 15 2005
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ETHAN ALLEN INTERIORS INC., Series C Preferred Stock Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A/A (Amendment No. 1) received on February 15, 2005.

Sincerely,

PROCESSED
FEB 15 2005
THOMSON
FINANCIAL

[signature]

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